Post-employment benefits - Summary of Sensitivity Analysis for Funded Plans (Details) - Funded - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ (464)	$ (426)
Decrease of 25 basis points	$ 500	467
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 91	110
Decrease of 25 basis points	$ (98)	(107)
Interest rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 160	150
Decrease of 25 basis points	$ (157)	(146)
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.25%
Sensitivity analysis, basis point decrease	0.25%
Increase of 25 basis points	$ 91	102
Decrease of 25 basis points	$ (90)	(99)
Life expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, period increase	1 year
Sensitivity analysis, period decrease	1 year
Increase of 25 basis points	$ 92	71
Decrease of 25 basis points	$ (92)	$ (71)